Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Detail) - shares	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	1,479,334	1,462,000
Awards granted	104,000	104,000
Awards forfeited	(319,333)
Ending balance	1,160,001	1,566,000
Balance exercisable, end of period	815,000	487,333
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	241,142
Awards granted	241,142	241,142
Awards forfeited	(73,053)
Ending balance	168,089	241,142
Balance exercisable, end of period	56,030
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	0
Awards granted	491,020
Ending balance	491,020